Stockholders' Equity (Equity Information) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Nov. 03, 2019	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	Apr. 04, 2018
Class of Stock [Line Items]
Preferred stock issued, Shares	3,737,500	3,737,500	0
Preferred stock, Par value per share	$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of convertible preferred stock		$ 3,679	$ 0	$ 0
Preferred stock dividend rate, Percentage	8.00%	8.00%	0.00%
Preferred stock dividend rate, Per-dollar-amount		$ 80
Preferred stock liquidation preference, Per share	$ 1,000	$ 1,000
Preferred stock dividend obligation	$ 29	$ 29	$ 0
Common stock issued for exchange of exchangeable limited partnership units, Shares			22,000,000
Minimum [Member]
Class of Stock [Line Items]
Preferred stock shares issued upon conversion	3.0303	3.0303
Maximum [Member]
Class of Stock [Line Items]
Preferred stock shares issued upon conversion	3.5422	3.5422
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock issued, Shares	4,000,000	4,000,000
Ordinary Shares
Class of Stock [Line Items]
Share exchange ratio			1
Limited Partnership Units
Class of Stock [Line Items]
Share exchange ratio			1
Limited Partnership Units
Class of Stock [Line Items]
Noncontrolling interest percentage					5.00%